Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8—Commitments and Contingencies

Operating Lease Commitments

The Company’s operating lease activity is primarily comprised of noncancelable facilities leases for office and laboratory space in Watertown, MA and Branford, CT. The Company’s Watertown, MA lease is with a landlord who is an investor and related party of the Company. As amended on September 30, 2017, the lease is subject to annual increases to base rent over a term expiring in January 2024. The lease included a tenant improvement allowance of $0.5 million, of which the Company has used the entire allowance. The lease terms provide for one five-year extension term with base rent calculated on the then-market rate. The lease is secured by a letter of credit of $0.5 million that is classified in other assets on the condensed consolidated balance sheets. The Company records rent expense for the Watertown, MA lease on a straight-line basis accounting for the amortization of the tenant improvement allowance and the deferred rent credit as of the amendment date as reductions to rent expense.

Pursuant to the Hit Discovery divestiture, the Company’s Branford, CT lease was assigned to and assumed by Valo Health. Valo Health will pay the landlord rental amounts due under the lease including minimum lease payments of $0.2 million, $0.8 million, $0.8 million and $0.8 million for the three months ended December 31, 2020 and the twelve months ended December 31, 2021, 2022 and 2023, respectively. The Company remains jointly and severally liable for the remaining lease payments under the lease. In the event Valo Health does not make payments under the lease, the Company would be expected to pursue available remedies under the Asset Purchase Agreement (the “Agreement”) executed pursuant to the sale (see Note 16).

In September 2020, the Company entered into a new lease for office and laboratory space with the landlord of the Company’s existing lease in Watertown, MA. The new lease for office and laboratory space, also located in Watertown, MA, is subject to base rent of $0.3 million per month, plus its ratable share of taxes, maintenance and other operating expenses. Base rent is subject to a 3.0% annual increase over the 10-year lease term. In addition, the new lease provides an extension option for one additional five-year term at then-market rates and includes a tenant improvement allowance of $10.0 million. The Company paid first month’s rent upon execution of the new lease agreement of $0.3 million and delivered a letter of credit of $2.0 million, which are classified in prepaid expenses and other current assets and other assets on the condensed consolidated balance sheet, respectively. Such amounts are refundable if the landlord does not deliver the premises under the new lease within a certain period of time. No further consideration, rent or expenses are owed until the Company takes occupancy at the commencement date, which is currently anticipated to be in August 2021. Concurrent with the execution of the new lease, the existing lease was amended to expire 30 days following the commencement date of the new lease. Upon the commencement of the new lease, the Company will no longer be obligated to make future rent payments under the existing lease. If the new lease does not commence, the Company remains obligated to the existing lease.

Rent expense for the three months ended September 30, 2020 and 2019 was approximately $0.5 million and $0.7 million, respectively, and for the nine months ended September 30, 2020 and 2019 was approximately $1.8 million and $2.2 million, respectively.

Future minimum lease payments under the existing operating leases, including the Branford, CT lease for which the Company remains jointly and severally liable, as of September 30, 2020 were as follows (in thousands):

Minimum Lease Payments
2020 (excluding the nine months ended September 30, 2020)	$745
2021	3,045
2022	3,113
2023	3,182
2024	197

$10,282

Guarantees and Indemnification Obligations

The Company enters into standard indemnification agreements in the ordinary course of business. Pursuant to these agreements, the Company indemnifies and agrees to reimburse the indemnified party for losses and costs incurred by the indemnified party, generally the Company’s customers, in connection with any patent, copyright, trade secret or other intellectual property or personal right infringement claim by any third party with respect to the Company’s technology. The term of these indemnification agreements is generally perpetual after execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. Based on historical experience and information known as of September 30, 2020 and December 31, 2019, the Company had not incurred any costs for the above guarantees and indemnities.

Note 8—Commitments and Contingencies

Operating Lease Commitments

The Company’s operating lease activity is primarily comprised of noncancelable facilities leases for office and laboratory space in Watertown, MA and Branford, CT. The Company’s Watertown, MA lease is with a landlord who is an investor and related party of the Company. As amended on September 30, 2017, the lease is subject to annual increases to base rent over a term expiring in January 2024. The lease included a tenant improvement allowance of $0.5 million, of which the Company has used the entire allowance. The lease terms provide for one five-year extension term with base rent calculated on the then-market rate. The lease is secured by a letter of credit of $0.5 million that is classified in other assets on the consolidated balance sheets. The Company records rent expense for the Watertown, MA lease on a straight-line basis accounting for the amortization of the tenant improvement allowance and the deferred rent credit as of the amendment date as reductions to rent expense.

As amended on January 1, 2018, the Company’s Branford, CT lease is subject to annual increases to base rent over a term expiring in December 2023. The lease included a tenant improvement allowance of $1.0 million, of which $0.1 million remains unused. In addition to base rent, monthly rental payments include the Company’s proportionate share of operating expenses. The lease terms provide for one five-year extension term with base rent calculated on a discounted then-market rate. The lease is secured by a security deposit held by the landlord of $0.1 million that is classified in other assets on the consolidated balance sheets. The Company records rent expense for the Branford, CT lease on a straight-line basis accounting for the amortization of the tenant improvement allowance and the deferred rent credit as of the amendment date as reductions to rent expense.

Rent expense for the years ended December 31, 2018 and 2019 was approximately $2.9 million and $2.9 million, respectively. Future minimum lease payments under operating leases as of December 31, 2019 was as follows (in thousands):

MINIMUM LEASE PAYMENTS
2020	$2,977
2021	3,045
2022	3,113
2023	3,182
2024	197

$12,514

The deferred rent liability recorded on the Company’s consolidated balance sheets as of December 31, 2018 and 2019 included the cumulative difference between actual facility lease payments and lease expense recognized ratably over the operating lease period. Deferred rent was $2.0 million and $1.8 million as of December 31, 2018 and 2019, respectively.

Guarantees and Indemnification Obligations

The Company enters into standard indemnification agreements in the ordinary course of business. Pursuant to these agreements, the Company indemnifies and agrees to reimburse the indemnified party for losses and costs incurred by the indemnified party, generally the Company’s customers, in connection with any patent, copyright, trade secret or other intellectual property or personal right infringement claim by any third party with respect to the Company’s technology. The term of these indemnification agreements is generally perpetual after execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. Based on historical experience and information known as of December 31, 2018 and 2019, the Company had not incurred any costs for the above guarantees and indemnities.